Note 4 - Acquisition (Details Textual) - USD ($)			6 Months Ended	12 Months Ended
		Jul. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	May 05, 2023	Aug. 30, 2022
Proceeds from Warrant Exercises				$ 184,000	$ 0
Common Stock, Shares, Outstanding (in shares)			18,724,596	18,724,596	14,402,025	18,724,596
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 11,352,000	$ 0
Progressive Care [Member]
Business Acquisition, Percentage of Voting Interests Acquired		53.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 26,800,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			(14,700,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	[1]	$ (0)
Common Stock, Shares, Outstanding (in shares)		7,662,343
Share Price (in dollars per share)		$ 4.45
Business Combination, Warrants and Options Acquired		$ 5,800,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain		11,400,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		23,180,000
Equity Method Investments, Fair Value Disclosure		16,700,000
Finite-Lived Intangible Assets Acquired		$ 15,700,000
Progressive Care [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Measurement Input		0.10
Progressive Care [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Measurement Input		0.11
Progressive Care [Member] | Measurement Input, Long-Term Revenue Growth Rate [Member] | Minimum [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Measurement Input		0.03
Progressive Care [Member] | Series B Preferred Stock [Member]
Business Acquisition, Shares Acquired (in shares)		1,500,000
Progressive Care [Member] | Common Stock [Member]
Business Acquisition, Shares Acquired (in shares)		6,162,343
Progressive Care [Member] | Scenario, Adjustment [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities			$ 4,000,000	4,000,000
Progressive Care [Member]
Investment Owned, Balance, Shares (in shares)		402,269					455,000	3,000
Proceeds from Warrant Exercises		$ 506,000
Investment Owned, Balance, Shares From Warrants Exercised (in shares)		230,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 11,352,000
Progressive Care [Member] | Chief Executive Officer [Member]
Investment Owned, Balance, Shares From Warrants Exercised (in shares)		211,470
Progressive Care [Member] | Board Member [Member]
Investment Owned, Balance, Shares From Warrants Exercised (in shares)		130,571

[1]	Under federal tax law, previously unidentified finite lived intangible assets recognized from a business combination have no tax basis and therefore are not amortized for tax purposes. This tax position created a book/tax basis difference that was previously not recognized at July 1, 2023, the date of the business combination transaction. Therefore, an approximate $4.0 million deferred tax liability measurement period adjustment was recorded at December 31, 2023 as a result of the book/tax basis difference for the finite lived intangible assets. In addition the Company determined that the acquired deferred tax liability could be utilized to offset preexisting deferred tax assets. Therefore, in accordance with ASC 805-740-45-2, the Company released the deferred tax asset valuation allowance as a reduction to goodwill in the amount of approximately $4.0 million during the measurement period.